UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06052
Morgan Stanley Municipal Income Opportunities Trust III
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: March 31, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Municipal Income Opportunities Trust III*
Portfolio of Investments ▪ December 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (101.3%)
	Alabama (0.7%)
$500	Colbert County-Northwest Alabama Health Care Authority, Helen Keller Hospital Ser 2003	5.75%	06/01/27	$475,190

	Arizona (3.7%)
400	Maricopa County Pollution Control Corp., Arizona Public Service Co. Ser 2009 A	6.00	05/01/29	418,292
650	Pima County Industrial Development Authority, Constelllation Schools Ser 2008	7.00	01/01/38	567,443
1,000	Pima County Industrial Development Authority, Noah Webster Basic School Ser 2004 A	6.125	12/15/34	867,940
400	Pima County Industrial Development Authority, Water & Wastewater Global Water Resources LLC Ser 2007 (AMT)	6.55	12/01/37	374,044
250	Pinal County Electrical District No. 4, Electric System Ser 2008	6.00	12/01/38	246,273

				2,473,992

	California (4.8%)
885	California County Tobacco Securitization Agency, Gold County Settlement Funding Corp. Ser 2006 (a)	0.00	06/01/33	108,422
200	California Municipal Finance Authority Educational Facility, High Tech High-Media Arts Ser 2008 A (b)	5.875	07/01/28	170,960
500	California Statewide Communities Development Authority, Lancer Educational Student Housing LLC Ser 2007	5.625	06/01/33	385,975
200	California Statewide Communities Development Authority, Thomas Jefferson School of Law Ser 2008 A	7.25	10/01/38	202,612
475	City of Carlsbad, Community Facilities District No. 3 Ser 2006	5.30	09/01/36	360,634
700	County of San Diego, San Diego Natural History Museum (COPs)	5.60	02/01/18	586,957
1,600	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	1,074,256
300	Quechan Indian Tribe of Fort Yuma, Indian Reservation Ser 2008	7.00	12/01/27	244,071
5,000	Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco Securitization Corp. Ser 2007 C (a)	0.00	06/01/56	53,450

				3,187,337

	Colorado (3.4%)
500	Colorado Health Facilities Authority, Christian Living Communities Ser 2006 A	5.75	01/01/37	384,785
250	Colorado Health Facilities Authority, Christian Living Communities Ser 2009 A	9.00	01/01/34	269,625
1,000	Copperleaf Metropolitan District No. 2 Ser 2006	5.95	12/01/36	663,160
500	Elk Valley Public Improvement Corporation Ser 2001 A	7.30	09/01/22	483,220
500	Elk Valley Public Improvement Corporation Ser 2001 A	7.35	09/01/31	455,720

				2,256,510

	Connecticut (0.7%)
985	Standard Life — Legend Canadian Equity Pool, Ser 2006 A	5.125	10/01/36	464,240

	District of Columbia (1.2%)
300	District of Columbia, Income Tax Secured Revenue Refg Ser 2009 B (c)	5.00	12/01/25	327,587

Morgan Stanley Municipal Income Opportunities Trust III*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$515	Metropolitan Washington Airports Authority, District of Columbia & Virginia, CaterAir International Corp. Ser 1991 (AMT) (d)	10.125%	09/01/11	$508,485

				836,072

	Florida (12.2%)
470	Bellalago Educational Facilities Benefits District, Bellalago Charter School Ser 2004 B	5.80	05/01/34	358,229
290	Brevard County Health Facilities Authority, Buena Vida Estates, Inc. Ser 2007	6.75	01/01/37	254,301
1,550	Broward County Professional Sports Facilites, Civic Arena Refg Ser 2006 B (AGM & AMBAC Insd) (c)	5.00	09/01/23	1,622,150
500	County of Alachua Industrial Development, North Florida Retirement Village Ser 2007	5.875	11/15/36	408,310
490	Fiddlers Creek Community Development District No. 1 Ser 2005 (e)	6.00	05/01/38	196,417
250	Fountainbleau Lakes Community Development District Ser 2007 B	6.00	05/01/15	137,888
1,000	Grand Bay at Doral Community Development District Ser 2007 A	6.00	05/01/39	516,640
245	Miami Beach Health Facilities Authority, Mount Sinai Medical Center Refg Ser 2004	6.75	11/15/21	247,690
1,000	Midtown Miami Community Development District, Parking Garage Ser 2004 A	6.25	05/01/37	836,910
1,100	Orange County Health Facilities Authority, Orlando Lutheran Towers, Inc. Ser 2005	5.375	07/01/20	951,368
560	Orange County Health Facilities Authority, Westminister Community Care Services, Inc. Ser 1999	6.75	04/01/34	528,466
400	Pinellas County Health Facilities Authority, Oaks of Clearwater Ser 2004	6.25	06/01/34	404,112
1,500	South Miami Health Facilities Authority, Baptist Health South Florida Obligated Group Ser 2007 (c)	5.00	08/15/32	1,474,035
300	Tolomato Community Development District, Special Assessment Ser 2007	6.55	05/01/27	246,688

				8,183,204

	Georgia (1.3%)
225	City of Atlanta, Beltline Ser 2009 B	7.375	01/01/31	225,072
500	City of Atlanta, Eastside Ser 2005 B	5.60	01/01/30	450,545
170	Clayton County Development Authority, Ser 2009 B (AMT)	9.00	06/01/35	170,163

				845,780

	Hawaii (2.2%)
225	Hawaii State Department of Budget & Finance, 15 Craigside Project Ser 2009 A	8.75	11/15/29	241,094
500	Hawaii State Department of Budget & Finance, Kahala Nui Ser 2003 A	8.00	11/15/33	536,255
640	State of Hawaii Ser 2008 DK (c)	5.00	05/01/23	704,633

				1,481,982

	Illinois (6.1%)
375	Bolingbrook, Will & Dupage Counties Special Service Area No. 2005-1 Ser 2005	5.90	03/01/27	288,000
500	City of Chicago, Lake Shore East Ser 2002	6.75	12/01/32	455,160
260	Hampshire Special Service Area No. 18 Ser 2007 A	6.00	03/01/44	194,457
500	Illinois Finance Authority, Elmhurst Memorial Healthcare Ser 2008 A	5.625	01/01/37	466,255
500	Illinois Finance Authority, Landing at Plymouth Place Ser 2005 A	6.00	05/15/37	397,830
500	Illinois Finance Authority, Montgomery Place Ser 2006 A	5.75	05/15/38	406,155

Morgan Stanley Municipal Income Opportunities Trust III*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE

$750	Illinois Finance Authority, Villa St Benedict Ser 2003 A-1 (f)	6.90%	11/15/33		$330,375
600	Illinois State Toll Highway Authority, Ser 2008 B (c)	5.50	01/01/33		644,106
500	Village of Bolingbrook, Sales Tax Ser 2005	6.25	01/01/24		259,800
496	Village of Pingree Grove Special Service Area No. 7, Cambridge Lakes Ser 2006-1	6.00	03/01/36		391,448
300	Will-Kankakee Regional Development Authority, Senior Estates Supportive Living Ser 2007 (AMT)	7.00	12/01/42		255,042

					4,088,628

	Indiana (2.9%)
225	City of Crown Point Ser 2009 A	8.00	11/15/39		219,976
275	County of St Joseph, Holy Cross Village at Notre Dame Ser 2006 A	6.00	05/15/26		243,534
1,500	Upland, Taylor University Ser 2002	6.25	09/01/28		1,475,520

					1,939,030

	Iowa (1.5%)
890	Iowa Finance Authority, Care Initiatives Ser 1996	9.25	07/01/11	(g)	1,017,315

	Kansas (1.4%)
500	City of Olathe, Catholic Care Ser 2006 A	6.00	11/15/38		414,410
500	Overland Park Development Corp., Convention Center Hotel Ser 2000 A	7.375	01/01/11	(g)	538,985

					953,395

	Louisiana (1.3%)
446	Lakeshore Villages Master Community Development District, Special Assessment Ser 2007	5.25	07/01/17		368,195
300	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Refg Ser 2007 (b)	6.375	12/01/34		257,295
250	Parish of St John Baptist, Marathon Oil Corp. Ser 2007 A	5.125	06/01/37		226,263

					851,753

	Maryland (2.2%)
500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2007 A	5.30	01/01/37		348,565
1,235	Maryland Industrial Development Financing Authority, Medical Waste Associates LP 1989 Ser (AMT) (f)	8.75	11/15/10		1,134,570

					1,483,135

	Massachusetts (3.3%)
335	Massachusetts Development Finance Agency, Kennedy-Donovan Center, Inc. 1990 Issue	7.50	06/01/10		334,719
200	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility Ser 2007 A	5.75	11/15/42		139,626
1,255	Massachusetts Development Finance Agency, Loomis Communities Ser 1999 A	5.625	07/01/15		1,257,585
225	Massachusetts Development Finance Agency, The Groves in Lincoln Facility Ser 2009 B-2	7.75	06/01/39		221,773
300	Massachusetts Development Finance Authority, Evergreen Center Ser 2005	5.50	01/01/35		244,809

					2,198,512

	Michigan (1.8%)
250	Dearborn Economic Development Corp., Henry Ford Village, Inc. Refg Ser 2008	7.00	11/15/28		229,918
225	Michigan Strategic Fund, Limited Obligation Revenue Ser 2003 A-1 (AMT)	6.75	12/01/28		239,148

Morgan Stanley Municipal Income Opportunities Trust III*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,000	Michigan Tobacco Settlement Finance Authority Ser 2007 A	6.00%	06/01/48	$769,760

				1,238,826

	Minnesota (1.8%)
200	City of Brooklyn Park, Prairie Seeds Academy Ser 2009 A	9.25	03/01/39	215,792
500	City of Buffalo, Central Minnesota Senior Housing Ser 2006 A	5.50	09/01/33	420,910
300	City of Minneapolis Health Care System, Fairview Health Services Ser 2008 A	6.75	11/15/32	334,497
250	City of North Oaks, Presbyterian Homes of North Oaks Ser 2007	6.125	10/01/39	230,630

				1,201,829

	Mississippi (0.3%)
200	Mississippi Business Finance Corp., System Energy Resources, Inc. Ser 1998	5.875	04/01/22	199,980

	Missouri (3.6%)
250	Branson Regional Airport Transportation Development District Ser 2007 B (AMT)	6.00	07/01/37	161,523
1,000	City of Des Peres, West County Center Ser 2002	5.75	04/15/20	927,260
1,000	Kansas City Industrial Development Authority, Plaza Library Ser 2004	5.90	03/01/24	924,850
250	St Louis County Industrial Development Authority, Ranken-Jordan Refg Ser 2007	5.00	11/15/22	208,197
250	St Louis County Industrial Development Authority, St Andrews Resources for Seniors Ser 2007 A	6.375	12/01/41	208,202

				2,430,032

	Nevada (1.8%)
500	City of Henderson, Local Improvement District No. T-18 Ser 2006	5.30	09/01/35	199,645
300	City of Sparks, Local Improvement District No. 3 Ser 2008	6.50	09/01/20	280,491
485	County of Clark Special Improvement District No. 142, Mountain’s Edge Ser 2003	6.375	08/01/23	452,636
1,000	Director of the State of Nevada, Department of Business & Industry, Las Vegas Monorail 2nd Tier Ser 2000 (f)	7.375	01/01/40	8,500
250	Las Vegas Redevelopment Agency Ser 2009 A	8.00	06/15/30	279,545

				1,220,817

	New Hampshire (0.3%)
225	New Hampshire Business Finance Authority, Huggins Hospital Ser 2009	6.875	10/01/39	222,998

	New Jersey (5.7%)
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.70	10/01/17	993,850
1,000	New Jersey Economic Development Authority, Franciscan Oaks Ser 1997	5.75	10/01/23	919,170
500	New Jersey Economic Development Authority, Lions Gate Ser 2005 A	5.875	01/01/37	396,195
500	New Jersey Economic Development Authority, The Presbyterian Home at Montgomery Ser 2001 A	6.25	11/01/20	472,695
1,000	New Jersey Health Care Facilities Financing Authority, Raritan Bay Medical Center Ser 1994 (h)	7.25	07/01/27	910,810
150	Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	124,516

				3,817,236

	New York (2.3%)
1,800	Brooklyn Arena Local Development Corp. (a)	0.00	07/15/46	113,256
500	Mount Vernon Industrial Development Agency, Meadowview at the Wartburg Ser 1999	6.20	06/01/29	455,380

Morgan Stanley Municipal Income Opportunities Trust III*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$325	Nassau County Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside Project Ser 2007 A	6.50%	01/01/27	$307,148
500	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	467,195
250	New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37	216,897

				1,559,876

	North Carolina (0.2%)
200	North Carolina Medical Care Commission Health Care Facilities, Pennybyrn at Maryfield Ser 2005 A	6.125	10/01/35	147,570

	Ohio (2.8%)
1,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed Ser 2007 A-2	5.875	06/01/30	853,640
300	City of Centerville Health Care, Bethany Lutheran Village Ser 2007 A	6.00	11/01/38	255,513
450	County of Cuyahoga Health Care & Independent Living Facilities, Eliza Jennings Senior Care Ser 2007 A	5.75	05/15/27	379,368
200	County of Tuscarawas Hospital Facilities, The Twin City Hospital Ser 2007	6.35	11/01/37	177,916
225	Ohio Air Quality Development Authority, Pollution Control-Firstenergy Ser 2009	5.625	06/01/18	236,939

				1,903,376

	Oklahoma (2.3%)
300	Chickasawa Nation Health Systems Ser 2007	6.25	12/01/32	298,173
250	Citizen Potawatomi Nation Senior Tax Revenue, Ser 2004 A	6.50	09/01/16	243,580
1,000	Oklahoma Development Finance Authority, Comanche County Hospital 2000 Ser B	6.60	07/01/31	1,015,110

				1,556,863

	Pennsylvania (5.6%)
900	Allegheny County Hospital Development Authority, West Penn Allegheny Health Ser 2007 A	5.375	11/15/40	665,028
500	Allegheny County Redevelopment Authority, Pittsburgh Mills Ser 2004	5.60	07/01/23	418,345
750	Bucks County Industrial Development Authority, Ann’s Choice Ser 2005 A	6.25	01/01/35	631,575
500	Harrisburg Authority, Harrisburg University of Science & Technology Ser 2007 B	6.00	09/01/36	449,320
500	Montgomery County Industrial Development Authority, Whitemarsh Community Ser 2005	6.25	02/01/35	366,280
500	Pennsylvania Economic Development Financing Authority, Reliant Energy, Inc. Ser 2001 A (AMT)	6.75	12/01/36	500,150
645	Pennsylvania Intergovernmental Cooperative Authority, Philadelphia Funding Project Ser 2009 (c)	5.00	06/15/21	705,241

				3,735,939

	South Carolina (2.1%)
750	City of Myrtle Beach Tax Increment, Myrtle Beach Air Force Base Ser 2006 A	5.30	10/01/35	482,842
150	County of Georgetown, Environment Improvement Revenue, International Paper Co. Ser 2000 A	5.95	03/15/14	156,023
750	South Carolina Jobs-Economic Development Authority, Wesley Commons Ser 2006	5.30	10/01/36	554,332
325	South Carolina Jobs-Economic Development Authority, Woodlands at Furman Ser 2007 A	6.00	11/15/37	230,422

				1,423,619

Morgan Stanley Municipal Income Opportunities Trust III*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tennessee (2.6%)
$400	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance Ser 2006 A	5.50%	07/01/31	$400,216
500	Shelby County Health, Educational & Housing Facilities Board, Trezevant Manor Ser 2006 A	5.75	09/01/37	428,825
750	Shelby County Health, Educational & Housing Facilities Board, Village at Germantown Ser 2003 A	7.25	12/01/34	702,952
225	Trenton Health & Educational Facilities Board, Ser 2009	9.25	04/01/39	232,360

				1,764,353

	Texas (8.1%)
250	Alliance Airport Authority, Federal Express Corp. Refg Ser 2006 (AMT)	4.85	04/01/21	243,450
500	Austin Convention Enterprises, Inc., Convention Center Hotel Ser 2006 B (b)	5.75	01/01/34	394,030
200	Brazos River Harbor Navigation District, The Dow Chemical Project Ser 2002A-4 (AMT)	5.95	05/15/33	197,498
500	Decatur Hospital Authority, Wise Regional Health Ser 2004 A	7.125	09/01/34	490,155
500	HFDC of Central Texas, Inc., Legacy at Willow Bend, Ser 2006 A	5.75	11/01/36	392,180
225	HFDC of Central Texas, Inc., Ser 2009 A	7.75	11/15/44	221,375
200	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/21	190,644
200	Houston Airport System Special Facilities, Continental Airlines, Inc. Ser 2001 E (AMT)	6.75	07/01/29	187,474
1,000	Lubbock Health Facilities Development Corp., Carillon Ser 2005 A	6.50	07/01/26	900,130
250	Tarrant County Cultural Education Facilities Finance Corp., Northwest Senior Housing Corp.- Edgemere Ser 2006 A	6.00	11/15/36	217,720
1,720	Texas Department of Housing & Community Affairs, Ser 2007 B (AMT) (c)	5.15	09/01/27	1,750,907
225	Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875	12/31/39	233,327

				5,418,890

	Utah (0.5%)
350	County of Emery Environmental Improvement, Pacificorp Ser 1996 (AMT)	6.15	09/01/30	344,974

	Virginia (5.0%)
2,527	Chesterfield County Industrial Development Authority, Brandermill Woods Ser 1998	6.50	01/01/28	2,209,687
1,000	Peninsula Ports Authority of Virginia, Baptist Homes Ser 2006 C	5.40	12/01/33	604,480
300	Peninsula Town Center Community Development Authority Ser 2007	6.45	09/01/37	250,191
250	Virginia Small Business Financing Authority, Hampton Ser 2009	9.00	07/01/39	259,162

				3,323,520

	Washington (2.3%)
225	King County Public Hospital District No. 4, Snoqualime Valley Hospital Ser 2009	7.25	12/01/38	232,274
350	Port of Seattle Industrial Development Corp., Northwest Airlines, Inc. Ser 2001 (AMT)	7.25	04/01/30	348,327
250	Washington Health Care Facilities Authority, Seattle Cancer Care Alliance Ser 2008	7.375	03/01/38	276,725
1,000	Washington Housing Finance Commission, Skyline at First Hill Ser 2007 A	5.625	01/01/38	706,280

				1,563,606

Morgan Stanley Municipal Income Opportunities Trust III*
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	West Virginia (0.6%)
$425	West Virginia Hospital Finance Authority, Thomas Health System, Inc. Ser 2008	6.50%	10/01/38	$384,761

	Wisconsin (0.5%)
325	Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc. Ser 2009	6.375	02/15/29	353,915

	Wyoming (2.2%)
1,500	Teton County Hospital District, St John’s Medical Center Ser 2002	6.75	12/01/27	1,442,715

	Total Tax-Exempt Municipal Bonds (Cost $75,912,126)			67,991,770

	Short-Term Tax-Exempt Municipal Obligation (1.2%)
	Virginia
800	Virginia Small Business Financing Authority (Demand 01/04/10) (Cost $800,000)	0.21 (i)	07/01/42	800,000

	Total Investments (Cost $76,712,126) (j)(k)	102.5%		68,791,770
	Other Assets in Excess of Liabilities	3.1		2,063,316
	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.25% to 0.40% at December 31, 2009 and contractual maturities of collateral ranging from 06/15/21 to 01/01/33 (l)	(5.6)		(3,737,000)

	Net Assets	100.0%		$67,118,086

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

(a)	Capital appreciation bond.

(b)	Resale is restricted to qualified institutional investors.

(c)	Underlying security related to inverse floater entered into by the Fund.

(d)	Joint exemption.

(e)	Illiquid security. Resale is restricted to qualified institutional investors.

(f)	Illiquid security. Security in default.

(g)	Prefunded to call date shown.

(h)	Illiquid security.

(i)	Current coupon of variable rate demand obligation.

(j)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(l)	Floating rate note obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At December 31, 2009, Fund investments with a value of $7,228,659 are held by the Dealer Trusts and serve as collateral for the $3,737,000 in floating rate note obligations outstanding at that date.
Bond Insurance:

ACA	ACA Financial Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Municipal Income Opportunities Trust III*
Notes to the Portfolio of Investments (unaudited)
12/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Tax-Exempt Municipal Bonds	$67,991,770	—	$67,991,770	—
Short-Term Tax-Exempt Municipal Obligation	800,000	—	800,000	—

Total	$68,791,770	—	$68,791,770	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Municipal Income Opportunities Trust III
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2010